Consolidated Statements of Profit or Loss - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues		€ 3,819.0	€ 17,310.6	€ 18,976.7
Cost of sales		(599.8)	(2,995.0)	(2,911.5)
Research and development expenses		(1,783.1)	(1,537.0)	(949.2)
Sales and marketing expenses		(62.7)	(59.5)	(50.4)
General and administrative expenses	[1]	(495.0)	(481.7)	(276.8)
Other operating expenses	[1]	(293.0)	(410.0)	(103.4)
Other operating income		105.0	815.3	598.4
Operating income		690.4	12,642.7	15,283.8
Finance income		519.6	330.3	67.7
Finance expenses		(23.9)	(18.9)	(305.1)
Profit before tax		1,186.1	12,954.1	15,046.4
Income taxes		(255.8)	(3,519.7)	(4,753.9)
Profit for the period		€ 930.3	€ 9,434.4	€ 10,292.5
Earnings per share
Basic earnings for the period per share (in euros per share)		€ 3.87	€ 38.78	€ 42.18
Diluted earnings for the period per share (in euros per share)		€ 3.83	€ 37.77	€ 39.63
Commercial revenues
Revenues
Total revenues		€ 3,815.5	€ 17,194.6	€ 18,874.0
Research & development revenues
Revenues
Total revenues		€ 3.5	€ 116.0	€ 102.7

[1]	Adjustments to prior-year figures due to change in functional allocation of general and administrative expenses and other operating expenses (see Note 7.2).